UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Floating-Rate Advantage Fund
Calvert Ultra-Short Duration Income NextShares

CALVERT FLOATING-RATE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - 153.1%
Aerospace and Defense - 0.7%
Accudyne Industries, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 8/18/24	222,640	211,786
WP CPP Holdings, LLC, Term Loan, 6.28%, (3 mo. USD LIBOR + 3.75%), 4/30/25	249,375	241,270
		453,056

Automotive - 3.7%
American Axle and Manufacturing, Inc., Term Loan, 4.752%, (USD LIBOR + 2.25%), 4/6/24 (2)	641,772	611,128
Dayco Products, LLC, Term Loan, 6.957%, (3 mo. USD LIBOR + 4.25%), 5/19/23	196,386	192,458
Garrett LX III S.a r.l., Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), 9/27/25	399,000	379,050
Thor Industries, Inc., Term Loan, 10/30/25 (3)	175,000	166,250
TI Group Automotive Systems, LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/30/22	407,061	389,252
Tower Automotive Holdings USA, LLC, Term Loan, 5.188%, (1 mo. USD LIBOR + 2.75%), 3/7/24	520,906	499,418
		2,237,556

Brokerage/Securities Dealers/Investment Houses - 0.8%
Advisor Group, Inc., Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 8/15/25	349,125	343,888
Aretec Group, Inc., Term Loan, 6.772%, (1 mo. USD LIBOR + 4.25%), 10/1/25	125,000	121,875
		465,763

Building and Development - 5.3%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.522%, (1 mo. USD LIBOR + 2.00%), 10/31/23	890,932	850,204
Brookfield Property REIT, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/27/25	250,000	236,205
Core & Main L.P., Term Loan, 5.721%, (3 mo. USD LIBOR + 3.00%), 8/1/24	546,370	529,979
DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	573,563	548,469
Henry Company, LLC, Term Loan, 6.522%, (1 mo. USD LIBOR + 4.00%), 10/5/23	272,222	265,644
Realogy Group, LLC, Term Loan, 4.705%, (1 mo. USD LIBOR + 2.25%), 2/8/25	641,879	608,181
Werner FinCo L.P., Term Loan, 6.349%, (1 mo. USD LIBOR + 4.00%), 7/24/24	197,995	186,610
		3,225,292

Business Equipment and Services - 13.6%
AlixPartners, LLP, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 4/4/24	296,977	285,989
AppLovin Corporation, Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 8/15/25	350,000	346,500
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.732%, (3 mo. USD LIBOR + 4.25%), 6/21/24	197,494	187,718
Camelot UK Holdco Limited, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 10/3/23	193,412	185,192
Cast and Crew Payroll, LLC, Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), 9/27/24	247,494	245,638
Ceridian HCM Holding Inc., Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 4/30/25	498,750	480,047
Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	823,706	784,751
Cypress Intermediate Holdings III, Inc., Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), 4/26/24	371,610	354,887
EIG Investors Corp., Term Loan, 6.441%, (USD LIBOR + 3.75%), 2/9/23 (2)	450,525	437,009
Garda World Security Corporation, Term Loan, 6.241%, (3 mo. USD LIBOR + 3.50%), 5/24/24	493,734	472,133
Information Resources, Inc., Term Loan, 7.022%, (1 mo. USD LIBOR + 4.50%), 12/1/25	175,000	171,208
J.D. Power and Associates, Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 9/7/23	296,213	288,808
KAR Auction Services, Inc., Term Loan, 5.313%, (3 mo. USD LIBOR + 2.50%), 3/9/23	641,764	626,789

Kronos Incorporated, Term Loan, 5.541%, (3 mo. USD LIBOR + 3.00%), 11/1/23	990,879	947,322
Pre-Paid Legal Services, Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 5/1/25	329,638	323,045
Prime Security Services Borrower, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 5/2/22	456,656	438,961
ServiceMaster Company, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 11/8/23	255,316	250,529
SMG Holdings, Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 1/23/25	248,125	240,681
Spin Holdco, Inc., Term Loan, 5.686%, (3 mo. USD LIBOR + 3.25%), 11/14/22	590,920	563,295
Tempo Acquisition, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 5/1/24	247,487	237,588
Vestcom Parent Holdings, Inc., Term Loan, 6.523%, (1 mo. USD LIBOR + 4.00%), 12/19/23	197,496	193,546
West Corporation, Term Loan, 6.527%, (3 mo. USD LIBOR + 4.00%), 10/10/24	248,120	228,116
		8,289,752

Cable and Satellite Television - 6.3%
CSC Holdings, LLC:
Term Loan, 4.705%, (1 mo. USD LIBOR + 2.25%), 7/17/25	645,088	609,608
Term Loan, 4.745%, (3 mo. USD LIBOR + 2.25%), 1/15/26	100,000	94,625
Telenet Financing USD, LLC, Term Loan, 4.705%, (1 mo. USD LIBOR + 2.25%), 8/15/26	275,000	262,350
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	832,911	794,910
Virgin Media Bristol, LLC, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,200,000	1,140,900
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000,000	945,625
		3,848,018

Chemicals and Plastics - 5.9%
Alpha 3 B.V., Term Loan, 5.803%, (3 mo. USD LIBOR + 3.00%), 1/31/24	342,012	327,191
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.553%, (3 mo. USD LIBOR + 1.75%), 6/1/24	794,000	750,991
Invictus US, LLC, Term Loan, 5.495%, (2 mo. USD LIBOR + 3.00%), 3/28/25	—	—
Messer Industries GmbH, Term Loan, 10/1/25 (3)	525,000	502,688
Minerals Technologies, Inc., Term Loan, 4.801%, (USD LIBOR + 2.25%), 2/14/24 (2)	604,096	585,973
PMHC II, Inc., Term Loan, 6.16%, (USD LIBOR + 3.50%), 3/31/25 (2)	248,747	226,360
PQ Corporation, Term Loan, 5.027%, (3 mo. USD LIBOR + 2.50%), 2/8/25	621,844	591,140
Schenectady International Group Inc., Term Loan, 7.186%, (3 mo. USD LIBOR + 4.75%), 10/15/25	300,000	289,500
Starfruit Finco BV, Term Loan, 5.599%, (1 mo. USD LIBOR + 3.25%), 10/1/25	325,000	305,500
		3,579,343

Conglomerates - 1.2%
Penn Engineering & Manufacturing Corp., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 6/27/24	741,222	717,132

Containers and Glass Products - 5.8%
Berlin Packaging, LLC, Term Loan, 5.424%, (USD LIBOR + 3.00%), 11/7/25 (2)	248,750	236,623
Berry Global, Inc., Term Loan, 4.387%, (1 mo. USD LIBOR + 2.00%), 10/1/22	610,480	595,600
BWAY Holding Company, Term Loan, 5.658%, (3 mo. USD LIBOR + 3.25%), 4/3/24	346,736	327,449
Consolidated Container Company, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 5/22/24	396,992	383,098
Flex Acquisition Company, Inc.:
Term Loan, 5.349%, (1 mo. USD LIBOR + 3.00%), 12/29/23	494,975	467,442
Term Loan, 5.599%, (1 mo. USD LIBOR + 3.25%), 6/29/25	149,625	142,393
Libbey Glass, Inc., Term Loan, 5.387%, (1 mo. USD LIBOR + 3.00%), 4/9/21	247,140	237,254
Pelican Products, Inc., Term Loan, 5.879%, (1 mo. USD LIBOR + 3.50%), 5/1/25	74,625	70,894
Reynolds Group Holdings, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/5/23	1,138,016	1,089,651
		3,550,404

Cosmetics/Toiletries - 0.9%

KIK Custom Products, Inc., Term Loan, 6.522%, (1 mo. USD LIBOR + 4.00%), 5/15/23	550,000	522,500

Drugs - 4.5%
Albany Molecular Research, Inc., Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/30/24	197,500	187,625
Amneal Pharmaceuticals, LLC, Term Loan, 6.063%, (1 mo. USD LIBOR + 3.50%), 5/4/25	322,483	305,552
Arbor Pharmaceuticals, Inc., Term Loan, 7.803%, (3 mo. USD LIBOR + 5.00%), 7/5/23	288,462	259,615
Endo Luxembourg Finance Company I S.a.r.l., Term Loan, 6.813%, (1 mo. USD LIBOR + 4.25%), 4/29/24	938,840	887,204
Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	1,136,560	1,082,415
		2,722,411

Ecological Services and Equipment - 0.4%
GFL Environmental Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 5/30/25	273,701	256,594

Electronics/Electrical - 22.2%
Almonde, Inc., Term Loan, 6.303%, (3 mo. USD LIBOR + 3.50%), 6/13/24	475,625	444,947
Applied Systems, Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 9/19/24	992,232	952,853
Aptean, Inc., Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), 12/20/22	140,011	138,698
Avast Software B.V., Term Loan, 5.303%, (3 mo. USD LIBOR + 2.50%), 9/30/23	373,143	362,104
Barracuda Networks, Inc., Term Loan, 5.72%, (3 mo. USD LIBOR + 3.25%), 2/12/25	248,750	238,178
BMC Software Finance, Inc., Term Loan, 7.053%, (3 mo. USD LIBOR + 4.25%), 10/2/25	500,000	481,125
Cohu, Inc., Term Loan, 5.813%, (3 mo. USD LIBOR + 3.00%), 9/20/25	498,750	481,294
CPI International Inc., Term Loan, 6.006%, (1 mo. USD LIBOR + 3.50%), 7/26/24	299,242	288,395
Epicor Software Corporation, Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), 6/1/22	591,972	568,109
EXC Holdings III Corp., Term Loan, 6.303%, (3 mo. USD LIBOR + 3.50%), 12/2/24	198,000	190,822
Financial & Risk US Holdings, Inc., Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 10/1/25	125,000	117,250
GlobalLogic Holdings, Inc.:
Term Loan, 1.625%, 8/1/25 (4)	50,000	48,250
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), 8/1/25	349,125	336,906
Go Daddy Operating Company, LLC, Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 2/15/24	811,750	778,265
GTCR Valor Companies, Inc., Term Loan, 5.553%, (3 mo. USD LIBOR + 2.75%), 6/16/23	484,722	466,545
Hyland Software, Inc., Term Loan, 6.022%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,193,867	1,153,076
Infoblox, Inc., Term Loan, 7.022%, (1 mo. USD LIBOR + 4.50%), 11/7/23	247,500	246,262
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	1,282,963	1,232,427
Informatica, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/5/22	422,204	410,594
MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	64,005	59,845
Microchip Technology Incorporated, Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), 5/29/25	452,167	430,124
Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	432,245	404,149
SGS Cayman L.P., Term Loan, 8.178%, (3 mo. USD LIBOR + 5.38%), 4/23/21	65,575	61,968
SkillSoft Corporation, Term Loan, 7.272%, (1 mo. USD LIBOR + 4.75%), 4/28/21	596,895	484,231
SolarWinds Holdings, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/5/24	969,359	934,220
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	250,308	237,949
SS&C Technologies, Inc., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	659,897	626,431
Sutherland Global Services, Inc., Term Loan, 8.178%, (3 mo. USD LIBOR + 5.38%), 4/23/21	281,705	266,211
Tibco Software, Inc., Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), 12/4/20	296,222	288,816
Ultra Clean Holdings, Inc., Term Loan, 9.00%, (3 mo. USD Prime + 3.50%), 8/27/25	99,375	94,903
Veritas Bermuda, Ltd., Term Loan, 7.092%, (USD LIBOR + 4.50%), 1/27/23 (2)	147,491	126,904
Vero Parent, Inc., Term Loan, 7.022%, (1 mo. USD LIBOR + 4.50%), 8/16/24	249,375	248,440
Wall Street Systems Delaware, Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/21/24	342,838	322,696
		13,522,987

Equipment Leasing - 1.8%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	824,994	796,307
IBC Capital Limited, Term Loan, 6.551%, (3 mo. USD LIBOR + 3.75%), 9/11/23	299,246	289,521
		1,085,828

Financial Intermediaries - 6.5%
Citco Funding, LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 9/28/23	641,834	620,975
Clipper Acquisitions Corp., Term Loan, 4.129%, (1 mo. USD LIBOR + 1.75%), 12/27/24	643,500	620,977
Freedom Mortgage Corporation, Term Loan, 7.272%, (1 mo. USD LIBOR + 4.75%), 2/23/22	484,177	480,395
Harbourvest Partners, LLC, Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), 3/1/25	46,481	45,087
LPL Holdings, Inc., Term Loan, 4.729%, (1 mo. USD LIBOR + 2.25%), 9/23/24	889,369	857,129
Sesac Holdco II, LLC, Term Loan, 5.506%, (1 mo. USD LIBOR + 3.00%), 2/23/24	346,474	336,079
Victory Capital Holdings, Inc., Term Loan, 5.553%, (3 mo. USD LIBOR + 2.75%), 2/12/25	272,222	269,670
Virtus Investment Partners, Inc., Term Loan, 4.908%, (3 mo. USD LIBOR + 2.50%), 6/1/24	704,831	695,140
		3,925,452

Food Products - 2.1%
Del Monte Foods, Inc., Term Loan, 5.908%, (3 mo. USD LIBOR + 3.25%), 2/18/21	349,084	289,449
Post Holdings, Inc., Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), 5/24/24	597,244	578,580
Restaurant Technologies, Inc., Term Loan, 5.646%, (3 mo. USD LIBOR + 3.25%), 10/1/25	425,000	414,375
		1,282,404

Food Service - 4.1%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 2/16/24	991,259	945,818
IRB Holding Corp., Term Loan, 5.682%, (1 mo. USD LIBOR + 3.25%), 2/5/25	621,309	594,256
US Foods, Inc., Term Loan, 4.522%, (1 mo. USD LIBOR + 2.00%), 6/27/23	1,011,348	961,623
		2,501,697

Food/Drug Retailers - 1.0%
Albertsons, LLC, Term Loan, 5.822%, (3 mo. USD LIBOR + 3.00%), 12/21/22	641,855	617,785

Health Care - 17.4%
Accelerated Health Systems, LLC, Term Loan, 5.849%, (1 mo. USD LIBOR + 3.50%), 10/31/25	50,000	49,437
ADMI Corp., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 4/30/25	248,750	237,867
Alliance Healthcare Services, Inc., Term Loan, 7.022%, (1 mo. USD LIBOR + 4.50%), 10/24/23	245,000	241,325
Argon Medical Devices, Inc., Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 1/23/25	198,500	194,530
Auris Luxembourg III S.a.r.l., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 1/17/22	641,688	629,656
Avantor, Inc., Term Loan, 6.572%, (3 mo. USD LIBOR + 3.75%), 11/21/24	329,526	320,327
BioClinica, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), 10/20/23	197,481	183,411
Concentra, Inc., Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), 6/1/22	900,000	861,750
DaVita, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 6/24/21	641,602	636,188
DJO Finance, LLC, Term Loan, 5.709%, (USD LIBOR + 3.25%), 6/8/20 (2)	296,931	294,333
Envision Healthcare Corporation, Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 10/10/25	500,000	468,194
Greatbatch Ltd., Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), 10/27/22	362,015	353,146
Grifols Worldwide Operations USA, Inc., Term Loan, 4.669%, (1 week USD LIBOR + 2.25%), 1/31/25	—	—
Hanger, Inc., Term Loan, 6.022%, (1 mo. USD LIBOR + 3.50%), 3/6/25	99,250	97,761
Indivior Finance S.a.r.l., Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), 12/18/22	205,202	200,842
KUEHG Corp., Term Loan, 6.553%, (3 mo. USD LIBOR + 3.75%), 2/21/25	420,362	406,490
MPH Acquisition Holdings, LLC, Term Loan, 5.553%, (3 mo. USD LIBOR + 2.75%), 6/7/23	867,621	820,553
National Mentor Holdings, Inc., Term Loan, 5.803%, (3 mo. USD LIBOR + 3.00%), 1/31/21	495,066	489,290

One Call Corporation, Term Loan, 7.705%, (1 mo. USD LIBOR + 5.25%), 11/25/22	196,210	174,529
Ortho-Clinical Diagnostics S.A., Term Loan, 5.756%, (1 mo. USD LIBOR + 3.25%), 6/30/25	735,509	685,862
RadNet, Inc., Term Loan, 6.19%, (3 mo. USD LIBOR + 3.75%), 6/30/23	186,842	184,974
Select Medical Corporation, Term Loan, 4.962%, (1 mo. USD LIBOR + 2.50%), 3/6/25	299,239	286,521
Sotera Health Holdings, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 5/15/22	544,965	523,167
Surgery Center Holdings, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), 9/2/24	299,242	285,776
Team Health Holdings, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/6/24	641,834	579,255
Tecomet, Inc., Term Loan, 5.887%, (1 mo. USD LIBOR + 3.50%), 5/1/24	497,475	480,063
U.S. Anesthesia Partners, Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 6/23/24	395,611	379,985
Universal Hospital Services, Inc., Term Loan, 10/18/25 (3)	50,000	48,500
Verscend Holding Corp., Term Loan, 7.022%, (1 mo. USD LIBOR + 4.50%), 8/27/25	498,750	483,787
		10,597,519

Home Furnishings - 1.4%
Bright Bidco B.V., Term Loan, 6.212%, (USD LIBOR + 3.50%), 6/30/24 (2)	296,258	252,189
Serta Simmons Bedding, LLC, Term Loan, 5.891%, (1 mo. USD LIBOR + 3.50%), 11/8/23	694,962	580,294
		832,483

Industrial Equipment - 10.1%
AI Alpine AT Bidco GmbH, Term Loan, 5.809%, (3 mo. USD LIBOR + 3.25%), 10/31/25	25,000	23,938
Altra Industrial Motion Corp., Term Loan, 4.522%, (1 mo. USD LIBOR + 2.00%), 10/1/25	73,881	70,556
Apex Tool Group, LLC, Term Loan, 6.272%, (1 mo. USD LIBOR + 3.75%), 2/1/22	292,500	281,824
CFSP Acquisition Corp.:
Term Loan, 1.00%, 3/20/25 (4)	55,215	52,730
Term Loan, 5.506%, (1 mo. USD LIBOR + 3.00%), 3/20/25	242,949	232,017
Clark Equipment Company, Term Loan, 4.803%, (3 mo. USD LIBOR + 2.00%), 5/18/24	895,154	855,431
CPM Holdings, Inc., Term Loan, 6.272%, (3 mo. USD LIBOR + 3.75%), 11/15/25	25,000	24,437
DexKo Global Inc., Term Loan, 6.022%, (1 mo. USD LIBOR + 3.50%), 7/24/24	248,515	240,438
Engineered Machinery Holdings, Inc., Term Loan, 6.053%, (3 mo. USD LIBOR + 3.25%), 7/19/24	321,750	308,880
EWT Holdings III Corp., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 12/20/24	592,747	573,483
Filtration Group Corporation, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 3/29/25	521,063	503,477
Gardner Denver, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 7/30/24	370,513	359,166
Gates Global, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 4/1/24	839,870	800,370
Milacron, LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 9/28/23	491,335	461,855
Paladin Brands Holding, Inc., Term Loan, 8.313%, (3 mo. USD LIBOR + 5.50%), 8/15/22	238,070	236,880
Robertshaw US Holding Corp., Term Loan, 6.063%, (1 mo. USD LIBOR + 3.50%), 2/28/25	421,813	385,958
Shape Technologies Group, Inc., Term Loan, 5.479%, (1 mo. USD LIBOR + 3.00%), 4/21/25	497,500	486,306
Titan Acquisition Limited, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 3/28/25	297,750	275,605
		6,173,351

Insurance - 4.8%
AmWINS Group, Inc., Term Loan, 5.242%, (1 mo. USD LIBOR + 2.75%), 1/25/24	493,703	472,926
Asurion, LLC:
Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 8/4/22	848,029	817,076
Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/3/24	248,750	238,178
Term Loan - Second Lien, 9.022%, (1 mo. USD LIBOR + 6.50%), 8/4/25	100,000	98,000
Hub International Limited, Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), 4/25/25	522,375	494,515
NFP Corp., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 1/8/24	420,649	398,915
Sedgwick Claims Management Services, Inc., Term Loan, 11/6/25 (3)	125,000	119,896
USI, Inc., Term Loan, 5.803%, (3 mo. USD LIBOR + 3.00%), 5/16/24	296,250	280,549

		2,920,055

Leisure Goods/Activities/Movies - 6.5%
AMC Entertainment Holdings, Inc., Term Loan, 4.705%, (1 mo. USD LIBOR + 2.25%), 12/15/23	641,834	619,771
Ancestry.com Operations, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), 10/19/23	542,172	518,452
Bombardier Recreational Products, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), 5/23/25	645,105	625,482
CDS U.S. Intermediate Holdings, Inc., Term Loan, 6.401%, (USD LIBOR + 3.75%), 7/8/22 (2)	73,810	67,721
Crown Finance US, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 2/28/25	595,500	566,618
Delta 2 (LUX) S.a.r.l., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 2/1/24	550,000	520,438
Emerald Expositions Holding, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 5/22/24	286,312	277,007
Match Group, Inc., Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), 11/16/22	650,000	645,937
Travel Leaders Group, LLC, Term Loan, 6.455%, (1 mo. USD LIBOR + 4.00%), 1/25/24	99,500	98,754
		3,940,180

Lodging and Casinos - 2.3%
ESH Hospitality, Inc., Term Loan, 4.522%, (1 mo. USD LIBOR + 2.00%), 8/30/23	574,025	553,097
Playa Resorts Holding B.V., Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), 4/29/24	222,308	208,692
RHP Hotel Properties L.P., Term Loan, 4.44%, (3 mo. USD LIBOR + 2.00%), 5/11/24	641,834	620,975
		1,382,764

Publishing - 2.4%
Ascend Learning, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 7/12/24	596,977	567,129
Harland Clarke Holdings Corp., Term Loan, 7.553%, (3 mo. USD LIBOR + 4.75%), 11/3/23	186,963	170,136
LSC Communications, Inc., Term Loan, 8.022%, (1 mo. USD LIBOR + 5.50%), 9/30/22	169,200	167,931
ProQuest, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 10/24/21	593,696	580,523
		1,485,719

Radio and Television - 2.1%
Entravision Communications Corporation, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 11/29/24	410,417	383,740
Gray Television, Inc.:
Term Loan, 4.599%, (1 mo. USD LIBOR + 2.25%), 2/7/24	607,323	586,067
Term Loan, 11/2/25 (3)	75,000	74,812
Mission Broadcasting, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 2.25%), 1/17/24	37,925	35,965
Nexstar Broadcasting, Inc., Term Loan, 4.756%, (1 mo. USD LIBOR + 2.25%), 1/17/24	218,821	207,515
		1,288,099

Retailers (Except Food and Drug) - 2.0%
Bass Pro Group, LLC, Term Loan, 7.522%, (1 mo. USD LIBOR + 5.00%), 9/25/24	247,494	237,749
BJ's Wholesale Club, Inc., Term Loan, 5.432%, (1 mo. USD LIBOR + 3.00%), 2/3/24	481,116	467,685
Hoya Midco, LLC, Term Loan, 6.022%, (1 mo. USD LIBOR + 3.50%), 6/30/24	197,494	188,606
LSF9 Atlantis Holdings, LLC, Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), 5/1/23	144,666	137,071
Party City Holdings, Inc., Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), 8/19/22	164,910	160,251
		1,191,362

Steel - 3.6%
Atkore International, Inc., Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), 12/22/23	643,500	614,542
GrafTech Finance, Inc., Term Loan, 6.022%, (1 mo. USD LIBOR + 3.50%), 2/12/25	482,553	457,822
Phoenix Services International, LLC, Term Loan, 6.137%, (1 mo. USD LIBOR + 3.75%), 3/1/25	248,125	239,751
Zekelman Industries, Inc., Term Loan, 4.862%, (2 mo. USD LIBOR + 2.25%), 6/14/21	876,316	848,932
		2,161,047

Surface Transport - 1.7%
Avis Budget Car Rental, LLC, Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), 2/13/25	811,800	787,446
PODS, LLC, Term Loan, 5.182%, (1 mo. USD LIBOR + 2.75%), 12/6/24	276,898	265,822
		1,053,268

Telecommunications - 10.8%
CenturyLink, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 1/31/25	843,241	789,748
Ciena Corporation, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 9/26/25	125,000	119,687
Colorado Buyer, Inc., Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), 5/1/24	397,353	381,459
Digicel International Finance Limited, Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), 5/28/24	247,249	223,142
Intelsat Jackson Holdings S.A., Term Loan, 6.256%, (1 mo. USD LIBOR + 3.75%), 11/27/23	574,000	558,275
Level 3 Financing, Inc., Term Loan, 4.754%, (1 mo. USD LIBOR + 2.25%), 2/22/24	650,000	615,875
Plantronics, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 7/2/25	149,625	144,450
SBA Senior Finance II, LLC, Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), 4/11/25	991,658	953,975
Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,037,804	993,697
Syniverse Holdings, Inc., Term Loan, 7.455%, (1 mo. USD LIBOR + 5.00%), 3/9/23	248,125	218,350
Telesat Canada, Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), 11/17/23	870,302	828,962
Zayo Group, LLC, Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 1/19/24	800,000	769,334
		6,596,954

Utilities - 1.2%
Granite Acquisition, Inc., Term Loan, 6.303%, (3 mo. USD LIBOR + 3.50%), 12/19/21	500,000	492,344
USIC Holdings, Inc., Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 12/8/23	248,772	238,407
		730,751

Total Senior Floating Rate Loans (Cost $97,610,442)		93,157,526

TOTAL INVESTMENTS (Cost $97,610,442) - 153.1%		93,157,526
Less Unfunded Loan Commitments - (0.1%)		(10,521)
NET INVESTMENTS (Cost $97,599,921) - 153.0%		93,147,005
Notes Payable - (34.5%)		(21,000,000)
Other assets and liabilities, net - (18.5%)		(11,284,302)
NET ASSETS - 100.0%		60,862,703

NOTES TO SCHEDULE OF INVESTMENTS
(1) Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2018. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.

(2) The stated interest rate represents the weighted average interest rate at December 31, 2018 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3) This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.
(4) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2018.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans (Less Unfunded Loan Commitments)	$—	$93,147,005	$—	$93,147,005
Total Investments	$—	$93,147,005	$—	$93,147,005

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 48.1%
Communications - 2.2%
Comcast Corp.:
2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	52,000	51,527
3.30%, 10/1/20	50,000	50,195
Verizon Communications, Inc.:
3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	84,000	81,517
3.788%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (1)	33,000	33,051
		216,290

Consumer, Cyclical - 5.4%
Ford Motor Credit Co. LLC:
3.512%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	200,000	199,301
3.566%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	200,000	197,229
Hyundai Capital America, 3.348%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	30,000	29,923
Lennar Corp., 4.50%, 11/15/19	65,000	64,675
Marriott International, Inc., Series Y, 3.229%, (3 mo. USD LIBOR + 0.60%), 12/1/20 (1)	50,000	49,894
		541,022

Consumer, Non-cyclical - 7.9%
Becton Dickinson and Co.:
2.133%, 6/6/19	100,000	99,428
3.678%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	326,000	322,816
Conagra Brands, Inc., 3.219%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	31,000	30,921
CVS Health Corp.:
3.125%, 3/9/20	38,000	37,931
3.397%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (1)	94,000	93,845
3.487%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	58,000	57,550
Kraft Heinz Foods Co., 3.188%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	106,000	105,152
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	36,000	35,532
		783,175

Financial - 27.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	150,000	150,003
Ally Financial, Inc.:
3.50%, 1/27/19	129,000	128,984
4.125%, 3/30/20	39,000	38,686
Athene Global Funding:
3.609%, (3 mo. USD LIBOR + 1.14%), 4/20/20 (1)(2)	50,000	50,298
3.628%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	50,000	50,236
Bank of America Corp.:
2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	57,000	55,885
3.129%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	200,000	199,234
3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	90,000	87,506

3.649%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	100,000	100,077
Capital One Financial Corp.:
3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	150,000	145,999
3.378%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (1)	150,000	150,030
Citigroup, Inc.:
3.749%, (3 mo. USD LIBOR + 1.19%), 8/2/21 (1)	35,000	35,109
3.837%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	400,000	399,809
Goldman Sachs Group, Inc. (The):
3.552%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	200,000	199,230
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	38,000	36,506
JPMorgan Chase & Co.:
3.367%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	31,000	30,310
Series V, 5.00% to 7/1/19 (3)(4)	30,000	28,988
Morgan Stanley:
3.168%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	150,000	148,369
3.414%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (1)	150,000	150,007
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)	50,000	49,938
Springleaf Finance Corp., 5.25%, 12/15/19	65,000	65,317
Synchrony Financial:
2.60%, 1/15/19	175,000	174,942
3.00%, 8/15/19	75,000	74,517
3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	150,000	149,910
		2,699,890

Industrial - 1.1%
CNH Industrial Capital LLC, 3.375%, 7/15/19	110,000	109,203

Technology - 4.4%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (2)	150,000	149,572
4.42%, 6/15/21 (2)	20,000	19,991
DXC Technology Co., 3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	192,000	191,846
Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	48,000	47,601
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	25,000	24,408
		433,418

Total Corporate Bonds (Cost $4,829,426)		4,782,998

ASSET-BACKED SECURITIES - 35.1%
Automobile - 8.0%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (2)	100,000	99,960
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	125,000	124,644
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	100,000	99,562
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	85,638	84,898
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	76,899	76,336
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	200,000	198,791
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	59,079	58,921

Series 2018-B, Class A, 3.71%, 8/20/21 (2)	53,000	53,147
		796,259

Consumer Loan - 20.5%
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	95,722	96,749
Series 2017-B, Class B, 3.38%, 4/15/21 (2)	126,416	126,246
Series 2018-B, Class A, 3.42%, 1/18/22 (2)	134,841	134,665
Conn Funding II LP, Series 2017-B, Class B, 4.52%, 4/15/21 (2)	175,832	176,232
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	40,245	40,134
Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	76,106	75,874
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	36,933	36,949
Series 2015-2A, Class B, 3.10%, 7/18/25 (2)	39,744	39,774
Series 2016-1A, Class A, 3.66%, 2/20/29 (2)	165,000	165,326
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	103,064	103,435
Prosper Marketplace Issuance Trust:
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	315,000	314,883
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	117,293	116,985
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	100,000	99,478
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	84,416	84,272
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	50,264	49,842
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	283,250	281,652
Verizon Owner Trust, Series 2016-1A, Class B, 1.46%, 1/20/21 (2)	100,000	98,774
		2,041,270

Equipment - 0.7%
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	69,565	69,357

Other - 2.9%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.305%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	195,820	193,745
Series 2018-SFR2, Class D, 3.905%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	100,000	98,496
		292,241

Student Loan - 0.1%
Social Professional Loan Program LLC, Series 2016-E, Class A2A, 1.63%, 1/25/36 (2)	7,894	7,875

Timeshare - 2.9%
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	287,260	286,055

Total Asset-Backed Securities (Cost $3,500,249)		3,493,057

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 7.8%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	68,460	68,867
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M1, 2.956%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	130,102	129,732
Series 2018-SPI2, Class M1, 3.819%, 5/25/48 (2)(5)	10,849	10,821
Federal National Mortgage Association Connecticut Avenue Securities:

Series 2014-C01, Class M2, 6.906%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	22,000	24,569
Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	110,000	115,627
Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	175,060	184,562
Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	235,286	246,447

Total Collateralized Mortgage-Backed Obligations (Cost $787,021)		780,625

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
BBCMS Trust, Series 2018-RRI, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	98,993	99,181
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	250,000	246,391
Motel 6 Trust, Series 2017-MTL6, Class A, 3.375%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	73,681	72,547
RETL Trust:
Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	49,309	49,259
Series 2018-RVP, Class B, 4.205%, (1 mo. USD LIBOR + 1.75%), 3/15/33 (1)(2)	45,000	44,974

Total Commercial Mortgage-Backed Securities (Cost $517,461)		512,352

TOTAL INVESTMENTS (Cost $9,634,157) - 96.2%		9,569,032
Other assets and liabilities, net - 3.8%		377,497
NET ASSETS - 100.0%		9,946,529

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,459,463, which represents 44.8% of the net assets of the Fund as of December 31, 2018.

(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,782,998	$—	$4,782,998
Asset-Backed Securities	—	3,493,057	—	3,493,057
Collateralized Mortgage-Backed Obligations	—	780,625	—	780,625
Commercial Mortgage-Backed Securities	—	512,352	—	512,352
Total Investments	$—	$9,569,032	$—	$9,569,032

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 25, 2019